CONSPIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Stockholders Equity [Member]	Total
Beginning balance, Shares at Dec. 31, 2020	2,743,302	675,000
Net Income for the period				$ 94,115	$ 94,115
Ending balance, value at Dec. 31, 2021					1,974,562
Ending balance, Shares at Dec. 31, 2021	93,417,302
Net Income for the period				(428,458)	(428,458)
Ending balance, value at Dec. 31, 2022	$ 158,346		$ 6,012,095	(8,159,580)	$ (1,989,140)
Ending balance, Shares at Dec. 31, 2022	93,417,302				93,417,302
Net Income for the period				1,009,357	$ 1,009,357
Ending balance, value at Jun. 30, 2023	$ 158,346		$ 6,012,095	$ (7,150,223)	$ (979,783)
Ending balance, Shares at Jun. 30, 2023	93,417,302